Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Institutional Shares And Class A Shares [Member] | Westwood Quality Value Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	10.56%	8.91%	(5.66%)	23.79%	2.73%	27.35%	(6.04%)	20.85%	10.93%	(0.36%)
Institutional Shares And Class A Shares [Member] | Westwood Multi-Asset Income Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[2]	9.72%	11.52%	(11.11%)	7.24%	14.88%	9.45%	0.36%	4.20%	7.60%	(1.25%)
Institutional Shares And Class A Shares [Member] | Westwood Alternative Income Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[3]	5.98%	6.82%	(1.22%)	3.07%	7.47%	8.37%	0.42%	0.59%	5.23%
Institutional Shares And Class A Shares [Member] | Westwood Real Estate Income Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[4]	7.08%	14.61%	(14.10%)	15.44%	(2.75%)	18.64%	(8.52%)	1.84%	14.09%	(0.75%)
Institutional Shares [Member] | WESTWOOD QUALITY MIDCAP FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Annual Return [Percent]	[5]	10.29%	13.86%	(7.87%)
Institutional Shares [Member] | Westwood Quality Smidcap Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[6]	10.42%	17.78%	(10.36%)	21.31%	5.40%	29.40%	(11.47%)	10.39%	12.04%	(3.18%)
Institutional Shares [Member] | Westwood Quality AllCap Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[7]	10.27%	9.53%	(3.75%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Income Opportunity Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[8]	9.08%	9.90%	(12.80%)	8.51%	10.81%	17.67%	(4.87%)	10.96%	6.66%	(2.57%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Salient MLP & Energy Infrastructure Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[9]	37.99%	14.22%	17.12%	24.41%	(17.27%)	16.42%	(18.04%)	(6.70%)
Institutional Shares Class A Shares And Class C Shares [Member] | Westwood Quality SmallCap Fund
Prospectus [Line Items]
Annual Return [Percent]	[10]	4.80%	17.17%	(12.46%)	27.93%	2.16%	27.13%	(14.16%)	12.36%	28.33%	(5.94%)
Institutional Shares A Class C Class [Member] | Westwood Broadmark Tactical Growth Fund | Westwood Broadmark Tactical Growth Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[11]	6.57%	2.25%	(7.90%)	8.02%	8.40%	10.69%	(4.76%)	10.91%	3.61%	(1.54%)
Institutional Shares Class A Shares And Class F Shares [Member] | Westwood Broadmark Tactical Plus Fund Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	[12]	2.85%	3.37%	(1.95%)	6.18%	7.15%	7.24%	2.56%	8.54%	5.74%	(2.42%)	3.81%
Ultra Shares [Member] | Westwood Quality Value Fund Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	[13]	10.41%	8.92%	(5.66%)	23.79%	2.73%	27.35%	(6.04%)	20.85%	10.93%	(0.36%)
Ultra Shares [Member] | Westwood Quality Smidcap Fund Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	[14]	10.65%	17.98%	(10.13%)	21.53%
Ultra Shares [Member] | Westwood Quality SmallCap Fund Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	[15]	4.92%	17.24%	(12.33%)	28.13%
Ultra Shares [Member] | Westwood Quality AllCap Fund Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	[16]	10.45%	9.55%	(3.79%)
Ultra Shares [Member] | Westwood Income Opportunity Fund Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	[17]	9.29%	9.89%	(12.80%)	8.51%	10.81%	17.67%	(4.87%)	10.96%	6.66%	(2.57%)	9.10%
Ultra Shares [Member] | Westwood Alternative Income Fund Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	[18]	6.12%	6.96%	(1.12%)	3.07%	7.64%	8.45%	0.51%	0.72%	5.36%
Ultra Fund [Member] | Westwood Salient MLP & Energy Infrastructure Fund Ultra Fund
Prospectus [Line Items]
Annual Return [Percent]	[19]	37.92%	14.22%	17.12%	24.41%	17.27%	16.42%	18.04%	(6.70%)

[1]	The Fund’s year-to-date return through December 31, 2024 was 10.56%
[2]	The Fund’s year-to-date return through December 31, 2024 was 9.72%
[3]	The Fund’s year-to-date return through December 31, 2024 was 5.98%
[4]	The Fund’s year-to-date return through December 31, 2024 was 7.08%
[5]	The Fund’s year-to-date return through December 31, 2024 was 10.29%
[6]	The Fund’s year-to-date return through December 31, 2024 was 10.42%
[7]	The Fund’s year-to-date return through December 31, 2024 was 10.27%
[8]	The Fund’s year-to-date return through December 31, 2024 was 9.08%
[9]	The Fund’s year-to-date return through December 31, 2024 was 37.99%.
[10]	The Fund’s year-to-date return through December 31, 2024 was 4.80%
[11]	The Fund’s year-to-date return through December 31, 2024 was 6.57%
[12]	The Fund’s year-to-date return through December 31, 2024 was 2.85%.
[13]	The Fund’s year-to-date return through December 31, 2024 was 10.41%.
[14]	The Fund’s year-to-date return through December 31, 2024 was 10.65%.
[15]	The Fund’s year-to-date return through December 31, 2024 was 4.92%.
[16]	The Fund’s year-to-date return through December 31, 2024 was 10.45%.
[17]	The Fund’s year-to-date return through December 31, 2024 was 9.29%.
[18]	The Fund’s year-to-date return through December 31, 2024 was 6.12%.
[19]	The Fund’s year-to-date return through December 31, 2024 was 37.92%.